Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 02, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2016